Goodwill and Intangible Assets - Changes in Goodwill and Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Changes in goodwill and intangible assets
Goodwill and intangible assets, beginning balance	$ 5,928.2	$ 6,229.1
Additions	445.2	370.7
Disposals	(125.2)	(125.5)
Amortization	(226.6)	(439.4)
Impairments	(137.9)	(85.3)
Foreign exchange effect and other	(194.7)	(21.4)
Goodwill and intangible assets, ending balance	5,689.0	5,928.2
Intangible assets with indefinite useful life	1,613.6	1,686.2
Farmers Edge
Changes in goodwill and intangible assets
Goodwill and intangible assets, beginning balance	224.3
Goodwill and intangible assets, ending balance	74.7	$ 224.3
Non-cash goodwill impairment charge	133.4
Fairfax India | Privi Speciality Chemicals Limited
Changes in goodwill and intangible assets
Percentage of interest sold		48.80%
Goodwill
Changes in goodwill and intangible assets
Goodwill and intangible assets, beginning balance	3,084.8	$ 3,126.3
Additions	152.0	60.7
Disposals	(81.9)	(28.9)
Impairments	(137.0)	(52.1)
Foreign exchange effect and other	(90.4)	(21.2)
Goodwill and intangible assets, ending balance	2,927.5	3,084.8
Lloyd's participation rights
Changes in goodwill and intangible assets
Goodwill and intangible assets, beginning balance	503.2	503.2
Goodwill and intangible assets, ending balance	503.2	503.2
Customer and broker relationships
Changes in goodwill and intangible assets
Goodwill and intangible assets, beginning balance	760.9	867.5
Additions	25.9	17.8
Disposals	(31.6)	(25.1)
Amortization	(91.7)	(96.6)
Foreign exchange effect and other	(9.6)	(2.7)
Goodwill and intangible assets, ending balance	653.9	760.9
Brand names
Changes in goodwill and intangible assets
Goodwill and intangible assets, beginning balance	1,087.3	1,153.3
Additions	(0.3)	27.9
Disposals	(8.5)	(64.0)
Impairments		(33.1)
Foreign exchange effect and other	(60.2)	3.2
Goodwill and intangible assets, ending balance	1,018.3	1,087.3
Computer software and other
Changes in goodwill and intangible assets
Goodwill and intangible assets, beginning balance	492.0	578.8
Additions	267.6	264.3
Disposals	(3.2)	(7.5)
Amortization	(134.9)	(342.8)
Impairments	(0.9)	(0.1)
Foreign exchange effect and other	(34.5)	(0.7)
Goodwill and intangible assets, ending balance	$ 586.1	$ 492.0